Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 483	$ 466	$ 424
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	310	239	193
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	198	173	124
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	76	61	66
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	36	4	3
Commercial Lease Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	0	1	0
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	173	227	231
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	60	114	138
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	14	19	20
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	79	74	56
Automobile [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	14	15	13
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 6	$ 5	$ 4